Expense Example - Nasdaq-100 ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	151	468	808	1,768	251	773	1,321	2,816